Investment Risks	Mar. 26, 2026
Inspire Global Hope ETF
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk: Securities in the Global Hope Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk: The Fund invests at least 80% of its assets in the component securities of the Global Hope Index which uses the Inspire Impact Score™ and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Global Hope Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Concentration Risk: The Fund may focus its investments in securities of a particular industry to the extent the Global Hope Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade Shares.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Foreign Securities Risk: Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards generally differ from those applicable to U.S. companies.

Large Capitalization Company Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Passive Investment Risk: The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Global Hope Index or the selling of shares of that security is otherwise required upon a rebalancing of the Global Hope Index as addressed in the Global Hope Index methodology.

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the Global Hope Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Global Hope Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Global Hope Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Global Hope Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Global Hope Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Global Hope Index does not.

Inspire Global Hope ETF | Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Class Risk: Securities in the Global Hope Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Inspire Global Hope ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Inspire Global Hope ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Biblically Responsible Investment Risk: The Fund invests at least 80% of its assets in the component securities of the Global Hope Index which uses the Inspire Impact Score™ and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Global Hope Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Inspire Global Hope ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk: The Fund may focus its investments in securities of a particular industry to the extent the Global Hope Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

Inspire Global Hope ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Inspire Global Hope ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Inspire Global Hope ETF | Equity Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Inspire Global Hope ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Inspire Global Hope ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

Inspire Global Hope ETF | R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Inspire Global Hope ETF | E T F Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade Shares.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire Global Hope ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Inspire Global Hope ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

Inspire Global Hope ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade Shares.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire Global Hope ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards generally differ from those applicable to U.S. companies.

Inspire Global Hope ETF | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Inspire Global Hope ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Inspire Global Hope ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk: The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Global Hope Index or the selling of shares of that security is otherwise required upon a rebalancing of the Global Hope Index as addressed in the Global Hope Index methodology.

Inspire Global Hope ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the Global Hope Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Global Hope Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Inspire Global Hope ETF | Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Inspire Global Hope ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Inspire Global Hope ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Global Hope Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Global Hope Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Global Hope Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Global Hope Index does not.

Inspire Small/Mid Cap ETF
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk: Securities in the Small/Mid Cap Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk: The Fund invests at least 80% of its assets in the component securities of the Small/Mid Cap Index which uses the Inspire Impact Score™ and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Small/Mid Cap Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Concentration Risk: The Fund may focus its investments in securities of a particular industry to the extent the Small/Mid Cap Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV and price of shares to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Passive Investment Risk: The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Small/Mid Cap Index or the selling of shares of that security is otherwise required upon a rebalancing of the Small/Mid Cap Index as addressed in the Small/Mid Cap Index methodology.

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the Small/Mid Cap Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Small/Mid Cap Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Financials Sector Risk. The Fund may, from time to time, invest a certain amount of its assets in the financials sector. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Small/Mid Cap Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Small/Mid Cap Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Small/Mid Cap Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Small/Mid Cap Index does not.

Inspire Small/Mid Cap ETF | Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Class Risk: Securities in the Small/Mid Cap Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Inspire Small/Mid Cap ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Inspire Small/Mid Cap ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Biblically Responsible Investment Risk: The Fund invests at least 80% of its assets in the component securities of the Small/Mid Cap Index which uses the Inspire Impact Score™ and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Small/Mid Cap Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Inspire Small/Mid Cap ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk: The Fund may focus its investments in securities of a particular industry to the extent the Small/Mid Cap Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV and price of shares to fluctuate more than that of a fund that does not focus in a particular industry.

Inspire Small/Mid Cap ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Inspire Small/Mid Cap ETF | Equity Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Inspire Small/Mid Cap ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Inspire Small/Mid Cap ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

Inspire Small/Mid Cap ETF | R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Inspire Small/Mid Cap ETF | E T F Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire Small/Mid Cap ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Inspire Small/Mid Cap ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

Inspire Small/Mid Cap ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire Small/Mid Cap ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Inspire Small/Mid Cap ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk: The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Small/Mid Cap Index or the selling of shares of that security is otherwise required upon a rebalancing of the Small/Mid Cap Index as addressed in the Small/Mid Cap Index methodology.

Inspire Small/Mid Cap ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the Small/Mid Cap Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Small/Mid Cap Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Inspire Small/Mid Cap ETF | Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Financials Sector Risk. The Fund may, from time to time, invest a certain amount of its assets in the financials sector. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Inspire Small/Mid Cap ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Inspire Small/Mid Cap ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Small/Mid Cap Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Small/Mid Cap Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Small/Mid Cap Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Small/Mid Cap Index does not.

Inspire Small/Mid Cap ETF | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Financials Sector Risk. The Fund may, from time to time, invest a certain amount of its assets in the financials sector. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

Inspire Small/Mid Cap ETF | Small And Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Inspire Corporate Bond ETF
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and price of Shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk: Securities in the Corporate Bond Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk: The Fund invests at least 80% of its assets in the component securities of the Corporate Bond Index which uses the Inspire Impact Score™ and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Corporate Bond Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Concentration Risk: The Fund may focus its investments in securities of a particular industry to the extent the Corporate Bond Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Large Capitalization Company Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Passive Investment Risk: The Fund is not actively managed and the adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Corporate Bond Index or the selling of shares of that security is otherwise required upon a rebalancing of the Corporate Bond Index as addressed in the Corporate Bond Index methodology.

REIT Risk: The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the Corporate Bond Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Corporate Bond Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

●	Real Estate Sector Risk. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Corporate Bond Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Corporate Bond Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Corporate Bond Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Corporate Bond Index does not.

Inspire Corporate Bond ETF | Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Class Risk: Securities in the Corporate Bond Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Inspire Corporate Bond ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Inspire Corporate Bond ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Biblically Responsible Investment Risk: The Fund invests at least 80% of its assets in the component securities of the Corporate Bond Index which uses the Inspire Impact Score™ and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Corporate Bond Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Inspire Corporate Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk: The Fund may focus its investments in securities of a particular industry to the extent the Corporate Bond Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

Inspire Corporate Bond ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Inspire Corporate Bond ETF | R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REIT Risk: The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Inspire Corporate Bond ETF | E T F Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire Corporate Bond ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Inspire Corporate Bond ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

Inspire Corporate Bond ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire Corporate Bond ETF | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Inspire Corporate Bond ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Inspire Corporate Bond ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk: The Fund is not actively managed and the adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Corporate Bond Index or the selling of shares of that security is otherwise required upon a rebalancing of the Corporate Bond Index as addressed in the Corporate Bond Index methodology.

Inspire Corporate Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the Corporate Bond Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Corporate Bond Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Inspire Corporate Bond ETF | Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

●	Real Estate Sector Risk. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.

Inspire Corporate Bond ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Inspire Corporate Bond ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Corporate Bond Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Corporate Bond Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Corporate Bond Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Corporate Bond Index does not.

Inspire Corporate Bond ETF | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Inspire Corporate Bond ETF | Real Estate Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Real Estate Sector Risk. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.

Inspire 100 ETF
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk: Securities in the 100 Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk: The Fund invests at least 80% of its assets in the component securities of the 100 Index which uses the Inspire Impact Score™ and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the 100 Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Concentration Risk: The Fund may focus its investments in securities of a particular industry to the extent the 100 Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Fund shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security. The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Large Capitalization Company Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate-change and climate-related events, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Passive Investment Risk: The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the 100 Index or the selling of shares of that security is otherwise required upon a rebalancing of the 100 Index as addressed in the 100 Index methodology.

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the 100 Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the 100 Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

●	Real Estate Sector Risk. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the 100 Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the 100 Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the 100 Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the 100 Index does not.

Inspire 100 ETF | Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Class Risk: Securities in the 100 Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Inspire 100 ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Inspire 100 ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Biblically Responsible Investment Risk: The Fund invests at least 80% of its assets in the component securities of the 100 Index which uses the Inspire Impact Score™ and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the 100 Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Inspire 100 ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk: The Fund may focus its investments in securities of a particular industry to the extent the 100 Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

Inspire 100 ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Inspire 100 ETF | Equity Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Inspire 100 ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Inspire 100 ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

Inspire 100 ETF | R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Inspire 100 ETF | E T F Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Fund shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security. The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire 100 ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Inspire 100 ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues. Trading in Fund shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

Inspire 100 ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security. The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire 100 ETF | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Inspire 100 ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate-change and climate-related events, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Inspire 100 ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk: The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the 100 Index or the selling of shares of that security is otherwise required upon a rebalancing of the 100 Index as addressed in the 100 Index methodology.

Inspire 100 ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the 100 Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the 100 Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Inspire 100 ETF | Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

●	Real Estate Sector Risk. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.

Inspire 100 ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Inspire 100 ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the 100 Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the 100 Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the 100 Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the 100 Index does not.

Inspire 100 ETF | Real Estate Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Real Estate Sector Risk. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.

Inspire 100 ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

Inspire International ETF
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk: Securities in the International Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk: The Fund invests at least 80% of its assets in the component securities of the International Index which uses the Inspire Impact Score(R) and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the International Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Concentration Risk: The Fund may focus its investments in securities of a particular industry to the extent the International Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable - Shares are not individually redeemable to retail investors and may be redeemed only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues - Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk - The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Foreign Securities Risk: Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. The lack of readily available publicly available information may lead to inaccurate Inspire Impact Scores. Not all countries and jurisdictions monitor or regulate all ESG factors so that there may be no relevant information available for certain factors. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Large Capitalization Company Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Passive Investment Risk: The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the International Index or the selling of shares of that security is otherwise required upon a rebalancing of the International Index as addressed in the International Index methodology.

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the International Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the International Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Financials Sector Risk. The Fund may, from time to time, invest a certain amount of its assets in the financials sector. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the International Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the International Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the International Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the International Index does not.

Inspire International ETF | Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Class Risk: Securities in the International Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Inspire International ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Inspire International ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Biblically Responsible Investment Risk: The Fund invests at least 80% of its assets in the component securities of the International Index which uses the Inspire Impact Score(R) and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the International Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Inspire International ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk: The Fund may focus its investments in securities of a particular industry to the extent the International Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

Inspire International ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Inspire International ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Inspire International ETF | Equity Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Inspire International ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Inspire International ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

Inspire International ETF | R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Inspire International ETF | E T F Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable - Shares are not individually redeemable to retail investors and may be redeemed only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues - Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk - The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire International ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not Individually Redeemable - Shares are not individually redeemable to retail investors and may be redeemed only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Inspire International ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues - Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

Inspire International ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk - The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire International ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. The lack of readily available publicly available information may lead to inaccurate Inspire Impact Scores. Not all countries and jurisdictions monitor or regulate all ESG factors so that there may be no relevant information available for certain factors. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Inspire International ETF | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Inspire International ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Inspire International ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk: The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the International Index or the selling of shares of that security is otherwise required upon a rebalancing of the International Index as addressed in the International Index methodology.

Inspire International ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the International Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the International Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Inspire International ETF | Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Financials Sector Risk. The Fund may, from time to time, invest a certain amount of its assets in the financials sector. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Inspire International ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Inspire International ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the International Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the International Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the International Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the International Index does not.

Inspire International ETF | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Financials Sector Risk. The Fund may, from time to time, invest a certain amount of its assets in the financials sector. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

Inspire Capital Appreciation ETF
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Active Management Risk: The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk: The Fund invests its assets in securities with an Inspire Impact Score™ of zero or higher. As a result of its strategy, the Fund’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Exchange-Traded Fund Risk: The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. This may result in a loss. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Gold Risk: The Fund has exposure to gold and precious metals. Investments in gold and precious metals may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments.

Issuer Risk: The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Portfolio Turnover Risk: The Fund buys and sells investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

U.S. Government Securities Risk: Although U.S. government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Inspire Capital Appreciation ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Inspire Capital Appreciation ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Biblically Responsible Investment Risk: The Fund invests its assets in securities with an Inspire Impact Score™ of zero or higher. As a result of its strategy, the Fund’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Inspire Capital Appreciation ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Inspire Capital Appreciation ETF | Equity Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Inspire Capital Appreciation ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Inspire Capital Appreciation ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

Inspire Capital Appreciation ETF | R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Inspire Capital Appreciation ETF | E T F Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire Capital Appreciation ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Inspire Capital Appreciation ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

Inspire Capital Appreciation ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire Capital Appreciation ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Inspire Capital Appreciation ETF | Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

Inspire Capital Appreciation ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Inspire Capital Appreciation ETF | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Inspire Capital Appreciation ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

Inspire Capital Appreciation ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk: The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Inspire Capital Appreciation ETF | Exchange Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Fund Risk: The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. This may result in a loss. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

Inspire Capital Appreciation ETF | Gold Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Risk: The Fund has exposure to gold and precious metals. Investments in gold and precious metals may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments.

Inspire Capital Appreciation ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk: The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Inspire Capital Appreciation ETF | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Inspire Capital Appreciation ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk: The Fund buys and sells investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Inspire Capital Appreciation ETF | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Inspire Capital Appreciation ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: Although U.S. government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Inspire Growth ETF
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Active Management Risk: The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk: The Fund invests its assets in securities with an Inspire Impact Score™ of zero or higher. As a result of its strategy, the Fund’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

Momentum Investing Risk: The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

Inspire Growth ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Inspire Growth ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Biblically Responsible Investment Risk: The Fund invests its assets in securities with an Inspire Impact Score™ of zero or higher. As a result of its strategy, the Fund’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Inspire Growth ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Inspire Growth ETF | Equity Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Inspire Growth ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Inspire Growth ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

Inspire Growth ETF | R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Inspire Growth ETF | E T F Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire Growth ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Inspire Growth ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

Inspire Growth ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire Growth ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

Inspire Growth ETF | Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

Inspire Growth ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Inspire Growth ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

Inspire Growth ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk: The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Inspire Growth ETF | Momentum Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Momentum Investing Risk: The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Inspire Fidelis Multi Factor ETF
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk: Securities in the Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk: The Fund invests its assets in securities with an Inspire Impact Score™ of zero or higher. As a result of its strategy, the Fund’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™. The Fund uses data provided by third parties in assessing an Inspire Impact Score™. The amount and accuracy of publicly available data varies from company to company.

Concentration Risk: The Fund may focus its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

Depositary Receipt Risk: Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Foreign Securities Risk: Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards generally differ from those applicable to U.S. companies.

Large Capitalization Company Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

Passive Investment Risk: The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

Portfolio Turnover Risk: The Fund buys and sells investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Financials Sector Risk. The Fund may, from time to time, invest a certain amount of its assets in the financials sector. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

Small and Medium Capitalization Risk: The earnings and prospects of small and medium capitalization sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium capitalization companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of an imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Inspire Fidelis Multi Factor ETF | Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Class Risk: Securities in the Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Inspire Fidelis Multi Factor ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Inspire Fidelis Multi Factor ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Biblically Responsible Investment Risk: The Fund invests its assets in securities with an Inspire Impact Score™ of zero or higher. As a result of its strategy, the Fund’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™. The Fund uses data provided by third parties in assessing an Inspire Impact Score™. The amount and accuracy of publicly available data varies from company to company.

Inspire Fidelis Multi Factor ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk: The Fund may focus its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

Inspire Fidelis Multi Factor ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Inspire Fidelis Multi Factor ETF | Equity Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

Inspire Fidelis Multi Factor ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Inspire Fidelis Multi Factor ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

Inspire Fidelis Multi Factor ETF | E T F Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire Fidelis Multi Factor ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Inspire Fidelis Multi Factor ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

Inspire Fidelis Multi Factor ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire Fidelis Multi Factor ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards generally differ from those applicable to U.S. companies.

Inspire Fidelis Multi Factor ETF | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Inspire Fidelis Multi Factor ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

Inspire Fidelis Multi Factor ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk: The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

Inspire Fidelis Multi Factor ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Inspire Fidelis Multi Factor ETF | Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Financials Sector Risk. The Fund may, from time to time, invest a certain amount of its assets in the financials sector. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

Inspire Fidelis Multi Factor ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Inspire Fidelis Multi Factor ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of an imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Inspire Fidelis Multi Factor ETF | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Financials Sector Risk. The Fund may, from time to time, invest a certain amount of its assets in the financials sector. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

Inspire Fidelis Multi Factor ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

Inspire Fidelis Multi Factor ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk: The Fund buys and sells investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Inspire Fidelis Multi Factor ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk: Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Inspire Fidelis Multi Factor ETF | Small And Medium Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Risk: The earnings and prospects of small and medium capitalization sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium capitalization companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Inspire 500 ETF
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk: Securities in the Inspire 500 Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest insecurities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk: The Fund invests at least 80% of its assets in the component securities of the Inspire 500 Index which uses the Inspire Impact Score™ and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Inspire 500 Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Concentration Risk: The Fund may focus its investments in securities of a particular industry to the extent the Inspire 500 Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate-change and climate-related events, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Passive Investment Risk: The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the 500 Index or the selling of shares of that security is otherwise required upon a rebalancing of the 500 Index as addressed in the 500 Index methodology.

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the Inspire 500 Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the 500 Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Inspire 500 Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Inspire 500 Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Inspire 500 Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Inspire 500 Index does not.

Inspire 500 ETF | Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Class Risk: Securities in the Inspire 500 Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Inspire 500 ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest insecurities or instruments that have lower trading volumes.

Inspire 500 ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Biblically Responsible Investment Risk: The Fund invests at least 80% of its assets in the component securities of the Inspire 500 Index which uses the Inspire Impact Score™ and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Inspire 500 Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Inspire 500 ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk: The Fund may focus its investments in securities of a particular industry to the extent the Inspire 500 Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

Inspire 500 ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Inspire 500 ETF | Equity Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risks: Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Inspire 500 ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Inspire 500 ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

Inspire 500 ETF | R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Inspire 500 ETF | E T F Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire 500 ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Inspire 500 ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

Inspire 500 ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by Exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Inspire 500 ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate-change and climate-related events, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Inspire 500 ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk: The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the 500 Index or the selling of shares of that security is otherwise required upon a rebalancing of the 500 Index as addressed in the 500 Index methodology.

Inspire 500 ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the Inspire 500 Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the 500 Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Inspire 500 ETF | Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

Inspire 500 ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Inspire 500 ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Inspire 500 Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Inspire 500 Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Inspire 500 Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Inspire 500 Index does not.

Inspire 500 ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

Inspire 500 ETF | Limited History Of Operations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate.